Share Based Payments - Schedule of Inputs into Model for Time Based Options (Details) - Time-Based Options [Member] - Coinshares International Limited [Member]	12 Months Ended
Dec. 31, 2025 $ / shares
Schedule of Inputs into Model for Time Based Options [Line Items]
Share price at reporting date (in Dollars per share)	$ 2.8
Weighted average exercise price ($) (in Dollars per share)	$ 2.8
Expected volatility	71.00%
Expected life (years)	3 years
Risk-free rate	3.25%
Expected dividend yields	0.00%